Fair Value of Assets and Liabilities (Changes in Level 3 Assets and Liabilities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unrealized gains (losses) for assets/liabilities still held:
Market risk benefit assets	[1]	$ 558,624	$ 940,706
Market risk benefits liabilities	[1]	558,624	940,706
Market risk benefit assets
Unrealized gains (losses) for assets/liabilities still held:
Market risk benefit assets		559,000	941,000
Market risk benefit liabilities
Unrealized gains (losses) for assets/liabilities still held:
Market risk benefits liabilities		559,000	941,000
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period		5,812	6,095
Purchases		0	0
Sales		0	0
Issuances		0	0
Settlements		0	0
Other		0	0
Transfers into Level 3		0	0
Transfers out of Level 3		0	0
Fair Value, end of period		4,291	5,812	$ 6,095
Total gains (losses) (realized/unrealized):
Included in earnings		(1,521)	(283)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		(1,522)	(283)
Equity securities | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0	0
Equity securities | Other Income
Total gains (losses) (realized/unrealized):
Included in earnings		(1,521)	(283)	2,290
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		(1,522)	(283)	1,100
Equity securities | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0	0
Equity securities | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Reinsurance recoverables | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings				326,083
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings				349,277
Reinsurance recoverables | Other Income
Total gains (losses) (realized/unrealized):
Included in earnings				0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings				0
Reinsurance recoverables | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings				0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings				0
Reinsurance recoverables | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings				0
Future policy benefits | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings				(326,083)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings				(349,277)
Future policy benefits | Other Income
Total gains (losses) (realized/unrealized):
Included in earnings				0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings				0
Future policy benefits | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings				0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings				0
Future policy benefits | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings				0
Policyholders' account balances
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period		(153,127)	(153,937)
Purchases		0	0
Sales		0	0
Issuances		15,853	0
Settlements		0	9,793
Other		0	0
Transfers Into Level 3		0	0
Transfers out of Level 3		0	0
Fair Value, end of period		(108,144)	(153,127)	(153,937)
Total gains (losses) (realized/unrealized):
Included in earnings		29,130	(8,983)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		24,845	(11)
Policyholders' account balances | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings		29,130	(8,983)	(3,200)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		24,845	(11)	1,307
Policyholders' account balances | Other Income
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0	0
Policyholders' account balances | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0	0
Policyholders' account balances | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Available-for-sale | Fixed maturities | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings		1,198	(1,404)	34
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		1,200	(1,557)	0
Available-for-sale | Fixed maturities | Other Income
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0	0
Available-for-sale | Fixed maturities | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings		(9,008)	(783)	3,275
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		(8,966)	(636)	3,320
Available-for-sale | Fixed maturities | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings		(23)	(11)	8
Available-for-sale | Fixed maturities | Corporate securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period		24,319	24,045
Purchases		0	0
Sales		0	0
Issuances		0	0
Settlements		(632)	(502)
Other		0	0
Transfers into Level 3		0	4,106
Transfers out of Level 3		(18,219)	0
Fair Value, end of period		3,803	24,319	24,045
Total gains (losses) (realized/unrealized):
Included in earnings		(1,665)	(3,330)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		(1,622)	(3,327)
Available-for-sale | Fixed maturities | Structured securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period		27,274	0
Purchases		320	0
Sales		0	(10)
Issuances		0	0
Settlements		(405)	(113)
Other		0	0
Transfers into Level 3		0	26,265
Transfers out of Level 3		(320)	0
Fair Value, end of period		20,701	27,274	$ 0
Total gains (losses) (realized/unrealized):
Included in earnings		(6,168)	1,132
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		$ (6,144)	$ 1,134

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.